CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2008		$ 9,732	$ 8,591	$ 87,273	$ (4,819)	$ (339)	$ 0
Balance, shares at Dec. 31, 2008	1,887,436
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	(266)	0
Change in unrealized gain on securities available for sale		0	0	0	0	808	0
Plus reclassification adjustment for realized losses included in net income on called securities		0	0	0	0	(25)	0
Canandaigua National Corporation net income	15,194	0	0	15,194	0	0	0
Total comprehensive income	16,293
Purchase of treasury stock		0	0	0	(360)	0	0
Purchase of treasury stock, shares	(4,516)
Shares issued as compensation		0	0	(3)	36	0	0
Shares issued as compensation, shares	424
Cash dividend		0	0	(4,669)	0	0	0
Change in noncontrolling interest	0
Balance at Dec. 31, 2009		9,732	8,591	97,795	(5,143)	760	0
Balance, shares at Dec. 31, 2009	1,883,344
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	(324)	0
Change in unrealized gain on securities available for sale		0	0	0	0	(971)	0
Plus reclassification adjustment for realized losses included in net income on called securities		0	0	0	0	(86)	0
Canandaigua National Corporation net income	17,656	0	0	17,656	0	0	0
Total comprehensive income	17,095
Purchase of treasury stock		0	0	0	(511)	0	0
Purchase of treasury stock, shares	(5,564)
Shares issued as compensation	0		0	0	54	0	0
Shares issued as compensation, shares	624
Cash dividend		0	0	(5,121)	0	0	0
Change in noncontrolling interest	0
Exercise of stock options		0	232	(562)	872	0	0
Exercise of stock options, shares	10,344
Balance at Dec. 31, 2010	123,794	9,732	8,823	109,768	(4,728)	199	0
Balance, shares at Dec. 31, 2010	1,888,748
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	2,141	0
Change in unrealized gain on securities available for sale		0	0	0	0	346	0
Plus reclassification adjustment for realized losses included in net income on called securities		0	0	0	0	141	0
Canandaigua National Corporation net income	16,312	0	0	16,312	0	0	(387)
Purchase of treasury stock		0	0	0	219	0	0
Purchase of treasury stock, shares	(1,912)
Shares issued as compensation		0	11	0	35	0	0
Shares issued as compensation, shares	418
Cash dividend		0	0	5,405	0	0	0
Change in noncontrolling interest	2,906						3,299
Payments of Dividends, Noncontrolling Interest							6
Balance at Dec. 31, 2011	$ 135,780	$ 9,732	$ 8,834	$ 120,675	$ (4,912)	$ (1,455)	$ 2,906
Balance, shares at Dec. 31, 2011	1,887,254